Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Expenses and Other Current Liabilities
Accrued service expenses	¥ 86,376		¥ 34,326
Deposits payable to service providers	56,602		52,337
Payables collected on behalf of service providers and other payables to service providers	44,891		46,643
Advance payment from platform user	39,371		26,286
Others	9,553		1,769
Accrued litigation liabilities (see Note 18)	992		4,727
Total	¥ 237,785	$ 36,442	¥ 166,088